UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

                                   811-09887
                      (Investment Company Act File Number)

                           KIT COLE INVESTMENT TRUST
               (Exact Name of Registrant as Specified in Charter)

                          851 Irwin Street, Suite 301
                              San Rafael, CA 94901
                    (Address of Principal Executive Offices)

                                 (866) 548-2653
                        (Registrant's Telephone Number)

                                  JEFF TAPPAN
                          851 Irwin Street, Suite 301
                              San Rafael, CA 94901
                    (Name and Address of Agent for Service)

                       Date of fiscal year end:  June 30

                  Date of reporting period:  December 31, 2003

ITEM 1.   REPORTS TO STOCKHOLDERS.

                     (KIT COLE STRATEGIC GROWTH FUND LOGO)

                               SEMI-ANNUAL REPORT

                               DECEMBER 31, 2003

                     (KIT COLE STRATEGIC GROWTH FUND LOGO)

February 20, 2004

DEAR SHAREHOLDERS:
------------------

The Fund Achieves Its Record Performance for the Year Ending Dec. 31, 2003.
---------------------------------------------------------------------------

2003 WAS A GREAT YEAR!

The Kit Cole Strategic Growth Fund's (the "Fund") performance for the second half of calendar year 2003 was 12.81%, compared to 14.11% for the Russell 1000 Growth Index, the Fund's benchmark (the "Benchmark").

The real story, however, is the Fund's performance for the calendar year ending December 31, 2003. Led by its holdings in the information technology, financial and consumer discretionary sectors, the Fund was up 39.63% for the year, compared to 28.31% for the Benchmark. Please refer to the following semi-annual report for more complete fund performance information.

This performance placed the Fund in the top 7% for the year ended 12/31/03 in the Large Cap Growth peer group of 1,161 funds, according to Morningstar, a global research firm that provides performance ranking for mutual funds in its universe of coverage. The Morningstar ranking is based on total returns.

During the early months of the year, the government's monetary policy of lower interest rates strengthened the balance sheets and improved cash flows for both consumers and corporations. Its fiscal policy of lower tax rates put more money in the pockets of consumers. The Fund was well positioned in semi-conductor, retail and financial companies, sectors of the economy that stood to benefit from this stimulus, and drove the out-performance of the Fund.

SECOND HALF OF 2003
-------------------

The economic recovery continued to gather steam in the 2nd half of 2003. As employment began to show signs of improvement and the dollar weakened, the economic picture began to improve for U.S. businesses. As a result, the Fund and the markets were able to hold on to the heady gains established in the first half of the year, and allowed portfolio holdings to consolidate their progress. Deliberations and speculation about the proposed 2003 Medicare Reform legislation, however, held some healthcare stocks back during this period. On the other hand, the Fund's consumer discretionary stocks continued with stellar gains, averaging 10.87% for the quarter ending September 30, 2003, and another 9.71% for the quarter ending December 31, 2003.

PROSPECTS FOR 2004
------------------

The outlook for 2004 remains positive and the Advisor expects another good year for the economy. A January 2004 poll of 16 economists reflects a forecast that real gross domestic product (GDP) for the U. S. will grow a vigorous 4.5% in 2004, while inflation, (as measured by Consumer Price Index) is expected to increase only 1.5% for the year.1<F1>

THE INCREDIBLE MIRACLE AND CONUNDRUM OF PRODUCTIVITY
----------------------------------------------------

Employment growth, however, has been stubbornly slow. This is largely due to the incredible increases in productivity, which have spread across the nation and throughout every sector. Companies have benefited not only from the installation of technological infrastructures, but also from the organizational changes that technology enabled companies to make.2<F2> Productivity, the output per hour worked by the average U.S. worker, in the non-farm business sector, has skyrocketed in past months to levels approaching 5% per year, twice that of the 1990's and three times the historical rate of productivity growth of 1.4% annually (from 1973 through 1995).

   AVERAGE ANNUAL CHANGES IN PRODUCTIVITY
   Non-farm Business

   1994   1995  1996   1997   1998   1999   2000   2001   2002   2003
   ----   ----  ----   ----   ----   ----   ----   ----   ----   ----
   1.2%   0.6%  2.5%   1.7%   2.6%   2.8%   2.7%   2.1%   4.9%   4.2%

Strong productivity growth allows companies to produce more goods and services without adding staff. This is good for corporate profits, as low inflation and prices allow companies to reduce their costs. However, strong productivity can appear bad for job growth. For example, web sites have replaced travel and reservation agents, ATMs reduced the need for bank tellers, point of sale software has allowed better inventory management of goods, all of which result in the reduction in personnel. In addition, many industries have moved US manufacturing and service functions to lower cost countries overseas, and these jobs are gone for good. This is the conundrum of productivity. The very trend that is projected to double the standard of living in 28 years3<F3> is creating a drag on the economy now.

PROFITING FROM THESE TRENDS
---------------------------

We believe that investors will benefit by owning companies that have 1) adopted these new technologies and now manufacture in high tech, low cost geographies (like China); and, 2) deliver products and services to companies that improve efficiencies and reduce costs. Contract manufacturers such as Flextronics and Sanmina are examples of the former. Telecommunication equipment manufacturers, such as Nortel, Juniper Networks and Cisco, are examples of the latter. All of these examples are current holdings of the Fund.

KCSGX PERFORMANCE FOR THE PERIOD ENDING 12/31/03
Quarter Ending 12/31/03                                9.57%
One-year                                              39.63%
Average Annual Return Since Inception (11/7/00) -21.97% Russell 1000 Growth Index Average
  Annual Return Since Fund's Inception               -13.71%

Sincerely,

/s/Kit M. Cole

Kit M. Cole
Portfolio Manager
Kit Cole Strategic Growth Fund

The above outlook reflects the opinions of the advisor, is subject to change, and any forecasts made cannot be guaranteed.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. The principal value and investment return of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted and may be obtained by calling 1-866-KIT-COLE. Performance reflects fee waivers in effect. In the absence of such waivers, total return would be reduced.

Morningstar Rankings represent a fund's total-return percentile rank relative to all funds that have the same Morningstar Category. The highest percentile rank is one (1) and the lowest is one hundred (100). Morningstar Rankings are based on Morningstar total returns, which includes both income and capital gains or losses, and are not adjusted for sales charges or redemption fees.

Please refer to the Schedule of Investments for complete Fund holdings. Fund holdings and sector weightings are subject to change at any time and are not recommendations to buy or sell any security. The Russell 1000 Growth Index is an unmanaged index commonly used to measure the performance of U.S. stocks. You cannot invest directly in an index.

This material must be accompanied or preceded by a current prospectus.

The Kit Cole Strategic Growth Fund is distributed by Quasar Distributors, LLC. (03/04)

1<F1> The Economist poll of forecasters, January Averages, The Economist, January 10, 2004, p. 88.
2<F2> Hilsenrath, Jon.E., Behind Surging Productivity: The Service Sector Delivers, Wall Street Journal, Nov. 7, 2003, p. 1.
3<F3>  Ibid, p. 8.

KIT COLE STRATEGIC GROWTH FUND
SCHEDULE OF INVESTMENTS
December 31, 2003 (Unaudited)

NUMBER OF                                                             MARKET
  SHARES                                                              VALUE
---------                                                             ------
             COMMON STOCK - 89.57%

             CONSUMER DISCRETIONARY - 25.04%

             APPAREL RETAIL - 8.31%
   12,100    Chico's FAS, Inc.*<F4>                                $   447,095
    9,250    Hot Topic, Inc.*<F4>                                      272,505
    8,762    Pacific Sunwear of California, Inc.*<F4>                  185,053
                                                                   -----------
                                                                       904,653
                                                                   -----------

             COMPUTER & ELECTRONICS RETAIL - 3.38%
    7,036    Best Buy Co., Inc.                                        367,561
                                                                   -----------

             HOMEBUILDING - 5.58%
    3,175    Centex Corporation                                        341,789
    3,050    Hovnanian Enterprises, Inc.*<F4>                          265,533
                                                                   -----------
                                                                       607,322
                                                                   -----------

             HOME IMPROVEMENT RETAIL - 5.06%
    9,275    The Home Depot, Inc.                                      329,170
    4,000    Lowe's Companies, Inc.                                    221,560
                                                                   -----------
                                                                       550,730
                                                                   -----------

             SPECIALTY STORES - 2.71%
   12,400    PETsMART, Inc.                                            295,120
                                                                   -----------
             CONSUMER DISCRETIONARY Total                            2,725,386
                                                                   -----------

             TELECOMMUNICATION SERVICES - 3.31%

             WIRELESS TELECOMM SERVICES - 3.31%
   12,825    Nextel Communications, Inc.*<F4>                          359,870
                                                                   -----------
             TELECOMMUNICATION SERVICES Total                          359,870
                                                                   -----------

             FINANCIALS - 13.94%

             CONSUMER FINANCE - 2.79%
    4,950    Capital One Financial Corporation                         303,385
                                                                   -----------

             DIVERSIFIED FINANCIAL SERVICES - 11.15%
   20,800    Ameritrade Holding Corporation*<F4>                       292,656
   18,650    The Charles Schwab Corporation                            220,816
    3,750    Citigroup Inc.                                            182,025
    2,375    The Goldman Sachs Group, Inc.                             234,484
    3,600    HSBC Holdings plc                                         283,752
                                                                   -----------
                                                                     1,213,733
                                                                   -----------
             FINANCIALS Total                                        1,517,118
                                                                   -----------

             HEALTH CARE - 11.57%

             BIOTECHNOLOGY - 1.14%
    1,325    Genentech, Inc.*<F4>                                      123,980
                                                                   -----------

             HEALTH CARE DISTRIBUTORS & SERVICES - 5.22%
    4,050    Express Scripts, Inc.*<F4>                                269,042
    8,075    Laboratory Corporation of America Holdings*<F4>           298,371
                                                                   -----------
                                                                       567,413
                                                                   -----------

             HEALTH CARE FACILITIES - 2.94%
    8,200    DaVita, Inc.*<F4>                                         319,800
                                                                   -----------

             PHARMACEUTICALS - 2.27%
    7,000    Pfizer Inc.                                               247,310
                                                                   -----------
             HEALTH CARE Total                                       1,258,503
                                                                   -----------

             INDUSTRIALS - 4.70%

             CONSTRUCTION & FARM MACHINERY &
               HEAVY TRUCKS - 0.08%
      100    Caterpillar Inc.                                            8,302
                                                                   -----------

             DIVERSIFIED COMMERCIAL SERVICES - 2.64%
   12,925    Cendant Corporation*<F4>                                  287,840
                                                                   -----------

             INDUSTRIAL CONGLOMERATES - 1.98%
    2,500    3M Co.                                                    212,575
      100    General Electric Company                                    3,098
                                                                   -----------
                                                                       215,673
                                                                   -----------
             INDUSTRIALS Total                                         511,815
                                                                   -----------

             INFORMATION TECHNOLOGY - 31.01%

             APPLICATION SOFTWARE - 1.98%
    4,500    Electronic Arts Inc.*<F4>                                 215,010
                                                                   -----------

             COMPUTER HARDWARE - 1.66%
    5,325    Dell Inc.*<F4>                                            180,837
                                                                   -----------

             COMPUTER STORAGE & PERIPHERALS - 1.70%
    9,000    Network Appliance, Inc.*<F4>                              184,770
                                                                   -----------

             ELECTRONIC EQUIPMENT & INSTRUMENTS - 3.91%
   10,575    Flextronics International Ltd.*<F4>                       156,933
   21,300    Sanmina-SCI Corporation*<F4>                              268,593
                                                                   -----------
                                                                       425,526
                                                                   -----------

             INTERNET SOFTWARE & SERVICES - 2.21%
   25,875    Retek Inc.*<F4>                                           240,120
                                                                   -----------

             IT CONSULTING & SERVICES - 1.04%
    2,325    CACI International Inc.*<F4>                              113,041
                                                                   -----------

             NETWORKING EQUIPMENT - 1.91%
    8,550    Cisco Systems, Inc.*<F4>                                  207,679
                                                                   -----------

             SEMICONDUCTOR EQUIPMENT - 4.09%
    8,000    Applied Materials, Inc.*<F4>                              179,600
    4,525    KLA-Tencor Corporation*<F4>                               265,482
                                                                   -----------
                                                                       445,082
                                                                   -----------

             SEMICONDUCTORS - 5.80%
   10,225    Intel Corporation                                         329,245
   13,000    NVIDIA Corporation*<F4>                                   302,250
                                                                   -----------
                                                                       631,495
                                                                   -----------

             SYSTEMS SOFTWARE - 6.71%
    5,850    Adobe Systems Incorporated                                229,905
    8,000    Symantec Corporation*<F4>                                 277,200
    6,000    VERITAS Software Corporation*<F4>                         222,960
                                                                   -----------
                                                                       730,065
                                                                   -----------
             INFORMATION TECHNOLOGY Total                            3,373,625
                                                                   -----------
             COMMON STOCK TOTAL
               (COST $8,156,477)                                     9,746,317
                                                                   -----------

PRINCIPAL
  AMOUNT
---------
             CASH AND EQUIVALENTS - 10.68%

             MONEY MARKET FUNDS - 3.10%
 $337,826    SEI Daily Income Trust Government Fund, 0.60%             337,826
                                                                   -----------
             MONEY MARKET FUNDS TOTAL                                  337,826
                                                                   -----------

             VARIABLE RATE DEMAND NOTES - 7.58%
  487,332    American Family, 0.76%,#<F5>                              487,332
  336,458    Wisconsin Corporate Central Credit Union, 0.79%,#<F5>     336,457
                                                                   -----------
             VARIABLE RATE DEMAND NOTES TOTAL                          823,789
                                                                   -----------
             TOTAL CASH AND EQUIVALENTS
               (COST $1,161,615)                                     1,161,615
                                                                   -----------
             TOTAL INVESTMENTS - 100.25%
               (COST $9,318,092)                                    10,907,932
                                                                   -----------
             Liabilities, less Other Assets - (0.25)%                  (27,158)
                                                                   -----------
             TOTAL NET ASSETS - 100.00%                            $10,880,774
                                                                   -----------
                                                                   -----------

*<F4>   Non-income producing security.
#<F5> Variable rate demand notes are considered short-term obligations and are payable on demand at the market value. The interest rates change periodically at specified dates. The rates shown are as of December 31, 2003.

              See accompanying Notes to the Financial Statements.

KIT COLE STRATEGIC GROWTH FUND
STATEMENT OF ASSETS AND LIABILITIES
December 31, 2003 (Unaudited)

ASSETS:
   Investments in securities, at market value (cost: $9,318,092)   $10,907,932
   Dividends and interest receivable                                     2,692
   Receivable from Advisor                                               1,787
   Other assets                                                         38,247
                                                                   -----------
   Total assets                                                     10,950,658
                                                                   -----------

LIABILITIES:
   Accrued expenses                                                     69,884
                                                                   -----------
   Total liabilities                                                    69,884
                                                                   -----------
   Total net assets                                                $10,880,774
                                                                   -----------
                                                                   -----------

NET ASSETS CONSIST OF:
   Capital stock                                                   $14,448,193
   Unrealized appreciation on investments                            1,589,840
   Accumulated undistributed net investment loss                       (63,136)
   Accumulated undistributed net realized loss on investments       (5,094,123)
                                                                   -----------

   Total net assets                                                $10,880,774
                                                                   -----------
                                                                   -----------

   Shares outstanding (unlimited shares of no par value authorized)  2,374,562

   Net asset value, offering and redemption price per share        $      4.58
                                                                   -----------
                                                                   -----------

              See accompanying Notes to the Financial Statements.

KIT COLE STRATEGIC GROWTH FUND
STATEMENT OF OPERATIONS
December 31, 2003 (Unaudited)

INVESTMENT INCOME:
   Dividend income                                                  $   14,503
   Interest income                                                       3,199
                                                                    ----------
   Total investment income                                              17,702
                                                                    ----------

   Advisory fees                                                        50,524
   Administration fees                                                  22,264
   Professional fees                                                    15,640
   Shareholder servicing fees and expenses                              15,456
   Fund accounting fees                                                 12,696
   Federal and state registration                                       10,672
   Distribution (12b-1) fees                                            10,105
   Custody fees                                                          2,208
   Reports to shareholders                                               2,208
   Trustees fees and expenses                                            2,944
   Insurance                                                             2,392
                                                                    ----------

   Total expenses before Advisor reimbursement                         147,109
   Less fees and expenses reimbursed and waived by Advisor             (66,271)
                                                                    ----------
   Net expenses                                                         80,838
                                                                    ----------
   Net investment loss                                                 (63,136)
                                                                    ----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized loss on investments                                   (427,661)
   Net change in unrealized appreciation on investments              1,364,957
                                                                    ----------
   Net realized and unrealized gain (loss) on investments              937,296
                                                                    ----------

   Net increase in net assets resulting from operations             $  874,160
                                                                    ----------
                                                                    ----------

              See accompanying Notes to the Financial Statements.

KIT COLE STRATEGIC GROWTH FUND
STATEMENTS OF CHANGES IN NET ASSETS

                                                                                   YEAR
                                                    SIX MONTHS ENDED              ENDED
                                                   DECEMBER 31, 2003          JUNE 30, 2003
                                                   -----------------          -------------
                                                      (UNAUDITED)
OPERATIONS:
   Net investment loss                                $   (63,136)             $  (51,956)
   Net realized loss on investments                      (427,661)               (601,367)
   Net change in unrealized
     appreciation on investments                        1,364,957                 529,506
                                                      -----------              ----------
   Net increase (decrease) in assets
     resulting from operations                            874,160                (123,817)
                                                      -----------              ----------

CAPITAL SHARE TRANSACTIONS:
   Proceeds from shares sold                            4,800,162               2,587,212
   Cost of shares redeemed                               (404,365)               (852,252)
                                                      -----------              ----------
   Net increase in net assets
     from capital share transactions                    4,395,797               1,734,960
                                                      -----------              ----------

TOTAL INCREASE IN NET ASSETS                            5,269,957               1,611,143
                                                      -----------              ----------

NET ASSETS:
   Beginning of period                                  5,610,817               3,999,674
                                                      -----------              ----------

   End of period                                      $10,880,774              $5,610,817
                                                      -----------              ----------
                                                      -----------              ----------

              See accompanying Notes to the Financial Statements.

KIT COLE STRATEGIC GROWTH FUND
FINANCIAL HIGHLIGHTS

Per share data for a share of capital stock outstanding for the entire period and selected information for the period are as follows:

                                             SIX MONTHS        YEAR           YEAR          NOVEMBER 7,
                                               ENDED          ENDED          ENDED       20001<F6> THROUGH
                                            DECEMBER 31,     JUNE 30,       JUNE 30,         JUNE 30,
                                                2003           2003           2002             2001
                                            ------------   ------------     --------     -----------------
                                            (UNAUDITED)
NET ASSET VALUE:
   Beginning of period                          $4.06          $4.25          $6.57           $10.00
                                                -----          -----          -----           ------

OPERATIONS:
   Net investment loss2<F7>                     (0.03)         (0.04)         (0.07)           (0.05)
   Net realized and unrealized
     gains/(losses) on
     investment securities                       0.55          (0.15)         (2.25)           (3.38)
                                                -----          -----          -----           ------
        Total from operations                    0.52          (0.19)         (2.32)           (3.43)
                                                -----          -----          -----           ------

NET ASSET VALUE:
   End of period                                $4.58          $4.06          $4.25           $ 6.57
                                                -----          -----          -----           ------
                                                -----          -----          -----           ------

Total return                                   12.81%3<F9>    -4.47%        -35.31%          -34.30%3<F9>

Net assets at end of period
  (000s omitted)                              $10,881         $5,611         $4,000           $5,183

RATIO OF EXPENSES TO
  AVERAGE NET ASSETS:
   Before expense reimbursement                 3.63%4<F10>    6.41%          5.44%            5.00%4<F10>
   After expense reimbursement                  2.00%4<F10>    2.00%          2.00%            2.00%4<F10>

RATIO OF NET INVESTMENT
  LOSS TO AVERAGE NET ASSETS:
   Before expense reimbursement                -3.19%4<F10>   -5.95%         -4.87%            4.16%4<F10>
   After expense reimbursement                 -1.56%4<F10>   -1.54%         -1.43%           -1.16%4<F10>

   Portfolio turnover rate                        44%            95%           134%              82%3<F9>

1<F6>     Commencement of Operations.
2<F7> Net investment loss per share is calculated using the ending balances prior to consideration or adjustment for permanent book-to-tax differences.
3<F9>     Not annualized.
4<F10>    Annualized.

              See accompanying Notes to the Financial Statements.

KIT COLE STRATEGIC GROWTH FUND
NOTES TO THE FINANCIAL STATEMENTS
For the Six Months Ended December 31, 2003 (Unaudited)

1.   ORGANIZATION

The Kit Cole Strategic Growth Fund (the "Fund") is a series of Kit Cole Investment Trust (the "Trust"), a business trust organized on March 27, 2000 in the state of Delaware and registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end diversified management investment company. Kit Cole Strategic Growth Fund is currently the only series of the Trust. The Fund commenced operations on November 7, 2000. Kit Cole Investment Advisory Services, Inc. serves as the investment advisor (the "Advisor") for the Fund and is responsible for managing the Fund's portfolio of securities. The objective of the Fund is the long-term growth of investment capital.

2.   SIGNIFICANT ACCOUNTING POLICIES

     a) Organization and Prepaid Registration Expenses

     Expenses incurred by the Trust in connection with the organization and the initial public offering of shares were expensed as incurred. Prepaid registration expenses are deferred and amortized over the period of benefit.

     b) Investment Valuation

     Portfolio securities listed on a securities exchange or on the NASDAQ National Market System for which market quotations are readily available are valued at the last quoted sale price of the day or, if there is no such reported sale, within the range of most recent quoted bid and ask prices. The value of a foreign security is determined as of the close of trading on the foreign exchange on which it is traded or as of the scheduled close of trading on the NYSE, if that is earlier. Corporate bonds, U.S. Government securities and money market instruments are valued at the close of the NYSE. The value of these securities used in computing the NAV of each class is determined as of such time. Variable rate demand notes are valued at amortized cost, which approximates market value.

     c) Federal Income Taxes

     The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and to make the requisite distributions of income and capital gains to its shareholders sufficient to relieve it from all or substantially all Federal income taxes. Therefore, no Federal income tax provision is required. Accounting principles generally accepted in the United States require that permanent differences between financial reporting and tax reporting be reclassified between various components of net assets.

     The Fund intends to utilize provisions of the federal income tax laws which allow it to carry a realized capital loss forward for eight years following the year of loss and offset such losses against any future realized capital gains. At June 30, 2003, the Fund had accumulated capital loss carryforwards for tax purposes of $2,002,214, $2,004,942 and $431,733 which will expire on June 30, 2009, June 30, 2010 and June 30, 2011, respectively.

     d) Use of Estimates

     The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and use assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

     e) Other

     Investment and shareholder transactions are recorded on trade date. The Fund determines the gain or loss realized from the investment transactions by comparing the cost of the security lot sold with the net sales proceeds. Dividend income is recognized on the ex-dividend date or as soon as information is available to the Fund, and interest income is recognized on an accrual basis. Discounts and premiums on securities purchased are amortized over the life of the respective security.

3.   AGREEMENTS

The Trust has an Investment Advisory Agreement (the "Agreement") with the Advisor, with whom certain officers and one Trustee of the Trust are affiliated, to furnish investment advisory services to the Fund. Under the terms of the Agreement, the Trust, on behalf of the Fund, compensates the Advisor for its management services at the annual rate of 1.25% of the Fund's average daily net assets.

The Advisor has agreed to voluntarily waive its management fee and/or reimburse the Fund's other expenses to the extent necessary to ensure that the Fund's total operating expenses (exclusive of interest, taxes, brokerage commissions and other costs incurred in connection with the purchase or sale of portfolio securities and extraordinary items) do not exceed 2.00% of its average daily net assets until September 30, 2004. After September 30, 2004, the Advisor may terminate or revise the total annual operating expense limitations at any time. Any waiver or reimbursement is subject to later adjustment to allow the Advisor to recoup amounts waived or reimbursed to the extent actual fees and expenses for a period are less than the expense limitation cap of 2.00%, provided, however, that the Advisor shall only be entitled to recoup such amounts for a period of three to five years from the year in which such amount was waived or reimbursed. Accordingly, waived/reimbursed expenses subject to potential recovery by year of expiration are as follows:

      Year of Expiration       Recoverable Amount
      ------------------       ------------------
           6/30/06                  $189,717
           6/30/06                   147,312
           6/30/07                   149,162

4.   DISTRIBUTION PLAN

The Trust, on behalf of the Fund, has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act (the "12b-1 Plan"), which provides that the Fund may reimburse the Fund's distributor or others at an annual rate of up to 0.25% of the average daily net assets attributable to its shares. Payments under the 12b-1 Plan may be used to compensate or reimburse the Fund's distributor or others for services provided and expenses incurred in connection with the sale of shares and are tied to the amounts of actual expenses incurred.

5.   INVESTMENT TRANSACTIONS

The aggregate purchases and sales of securities, excluding short-term investments, by the Fund for the six months ended December 31, 2003 were as follows:

                Purchases                         Sales
                ---------                         -----
             U.S.                          U.S.
          Government      Other         Government       Other
          ----------      -----         ----------       -----
              $0       $7,557,562           $0         $3,150,623

As of December 31, 2003, the components of accumulated earnings/(losses) on a tax basis were as follows:

     Cost of investments (a)<F11>                          $ 9,357,183
                                                           -----------

     Gross unrealized appreciation                         $ 1,710,400
     Gross unrealized depreciation                            (159,651)
                                                           -----------
     Net unrealized appreciation                           $ 1,550,749
                                                           -----------
                                                           -----------

     Cumulative tax cost adjustment                        $    39,091
                                                           -----------
     Undistributed ordinary income                                  --
     Undistributed long-term capital gains                          --
                                                           -----------
                                                           $        --
                                                           -----------
                                                           -----------

     Other accumulated gains/(losses)                      $(4,666,462)
                                                           -----------
     Total accumulated earnings/(losses)                   $(4,441,579)
                                                           -----------
                                                           -----------

     (a)<F11> Represents cost for federal income tax purposes and differs from the cost for financial reporting purposes due to wash sale losses.

6.   SHARES OF                   Six Months           Year
     BENEFICIAL                    Ended              Ended
     INTEREST                 December 31, 2003   June 30, 2003
                              -----------------   -------------

          Shares sold             1,086,995           680,586
          Shares redeemed           (96,022)         (237,251)
                                  ---------         ---------
          Net increase
            in shares               990,973           443,335

          Shares outstanding:
          Beginning of period     1,383,589           940,254
                                  ---------         ---------
          End of period           2,374,562         1,383,589
                                  ---------         ---------
                                  ---------         ---------

7.   ADDITIONAL DISCLOSURE
     REGARDING FUND TRUSTEES
     AND OFFICERS (UNAUDITED)

INDEPENDENT TRUSTEES:

                                                                                                  # OF
                                                                                               PORTFOLIOS
                                                                                                IN FUND
                    POSITION(S)  TERM OF OFFICE                                                 COMPLEX
 NAME, AGE           HELD WITH    AND LENGTH OF      PRINCIPAL OCCUPATION                       OVERSEEN   OTHER DIRECTORSHIPS
AND ADDRESS          THE TRUST     TIME SERVED      DURING PAST FIVE YEARS                     BY TRUSTEE    HELD BY TRUSTEE
-----------         -----------  --------------     ----------------------                     ----------  -------------------
Nancy K. House      Trustee      Indefinite Term,  Limited Partner and Member                      1       None
(54)                             1 Year Served     of the Board of Directors,
25295 La Loma Drive                                San Francisco Baseball
Los Altos Hills, CA                                Associates, 1999-present;
94022                                              Council of 100, San Jose
                                                   Museum of Art, 1997-1999.

Deborah J.          Trustee      Indefinite Term,  Chairperson, San Francisco                      1       None
  Magowan                        3 Years Served    Fall Antique show, 1996 to
(57)                                               present; Trustee, The
851 Irwin St.                                      Hamlin's School, 1990-1996.
San Rafael, CA
94901

Lilly Stamets       Trustee      Indefinite Term,  Executive Vice President,                       1       None
(56)                             3 Years Served    California Host (corporate &
851 Irwin St.                                      meeting event company),
San Rafael, CA                                     2001 - Present; Retail
94901                                              Operations Manager, The
                                                   Academy Store (retail store
                                                   at the California Academy of
                                                   Sciences), 1995 - 2001;
                                                   Principal, Premier Consulting
                                                   Services (retailer consultants),
                                                   1995 - Present.

INTERESTED TRUSTEES:

Kit M. Cole         Trustee      Indefinite Term,  CEO and Founder, Kit Cole                       1       San Rafael Bancorp
(62)                and          3 Years Served    Investment Advisory Services,                           Community Bankshares,
851 Irwin Street    Chairperson                    1977 - Present.                                         LP; Shoreline Capital
San Rafael, CA                                                                                             Partners, LP; New West
94901                                                                                                      Bancshares, Inc.;
                                                                                                           Novato Community
                                                                                                           Bank; Kit Cole
                                                                                                           Investment Advisory
                                                                                                           Services; Cole Financial
                                                                                                           Ventures, Inc.; Marin
                                                                                                           Advisors, Inc.

OFFICERS:

Jeff Tappan         Executive    Indefinite Term   Project Manager and Fixed Income                1       San Rafael Bancorp;
(39)                Vice         3 Years Served    Manager, Kit Cole Investment                            Tamalpais Bank
851 Irwin St.       President,                     Advisory Services, 1999 - Present.
San Rafael, CA      Secretary &
94901               Treasurer

8. ADDITIONAL DISCLOSURE REGARDING AVAILABILITY OF PROXY VOTING INFORMATION (UNAUDITED)

Information regarding how the Fund votes proxies relating to portfolio securities is available without charge upon request by calling 1-866-548-2653 or by accessing the SEC's website at www.sec.gov.

                                    ADVISOR
                     Kit Cole Investment Advisory Services
                          851 Irwin Street, Suite 301
                              San Rafael, CA 94901

                                  DISTRIBUTOR
                            Quasar Distributors, LLC
                       615 E. Michigan Street, Suite 200
                              Milwaukee, WI 53202

                                   CUSTODIAN
                                U.S. Bank, N.A.
                               425 Walnut Street
                              Cincinnati, OH 45202

                              FUND ADMINISTRATION,
                                FUND ACCOUNTING,
                            TRANSFER AGENT, DIVIDEND
                                  PAYING AGENT
                        U.S. Bancorp Fund Services, LLC
                             615 E. Michigan Street
                              Milwaukee, WI 53202

                              INDEPENDENT AUDITORS
                              Tait, Weller & Baker
                         1818 Market Street, Suite 2400
                             Philadelphia, PA 19103

                                 LEGAL COUNSEL
                     Paul, Hastings, Janofsky & Walker LLP
                          55 Second Street, 24th Floor
                            San Francisco, CA 94105

ITEM 2.   CODE OF ETHICS.

This item is not required at this time; applicable only for annual reports with periods ending on or after July 15, 2003.

ITEM 3.   AUDIT COMMITTEE FINANCIAL EXPERT.

This item is not required at this time; applicable only for annual reports with periods ending on or after July 15, 2003.

ITEM 4.   PRINCIPAL ACCOUNTANT FEES AND SERVICES.

This item is not required at this time; applicable only for annual reports with periods ending on or after December 15, 2003.

ITEM 5.   AUDIT COMMITTEE OF LISTED REGISTRANTS.

This item is not applicable to the Registrant.

ITEM 6.   [RESERVED]

ITEM 7.   DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES
          FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

This item is not applicable to the Registrant, which is an open-end management investment company.

ITEM 8.   [RESERVED]

ITEM 9.   SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

This item is not required at this time; applicable for the first reporting period ending after January 1, 2004.

ITEM 10.  CONTROLS AND PROCEDURES.

  (a) Based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this Form N-CSR (the "Report"), the Registrant's President/Chief Executive Officer and Treasurer/Chief Financial Officer believe that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effectively designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the filing date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant's officers who are making certifications in the Report, as appropriate, to allow timely decisions regarding required disclosure.

  (b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal half-year that have materially affected or are reasonably likely to materially affect the Registrant's internal control over financial reporting.

ITEM 11.  EXHIBITS.

  (a) Any code of ethics or amendments thereto. This item is not required at this time; applicable only for annual reports with periods ending on or after July 15, 2003.

  (b)  Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of
       2002.
       Filed herewith.

  (c)  Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of
       2002.
       Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  Kit Cole Investment Trust

By:    /s/ Kit M. Cole
       -------------------------
       Kit M. Cole
       President

Date:  March 4, 2004
       -------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

Registrant:  Kit Cole Investment Trust

By:    /s/ Kit M. Cole
       -------------------------
       Kit M. Cole
       President
       Kit Cole Investment Trust

Date:  March 4, 2004
       -------------------------

By:    /s/ Jeff Tappan
       -------------------------
       Jeff Tappan
       Treasurer
       Kit Cole Investment Trust

Date:  March 4, 2004
       -------------------------